Consolidated Statements Of Changes In Equity (Parenthetical) $ in Thousands, $ in Thousands				12 Months Ended
		Dec. 18, 2019 HKD ($)	Dec. 18, 2019 USD ($)	Apr. 30, 2020 HKD ($)
Increase Decrease Through Transfer To Other Reserve Due To Reorganization Effect		$ 29	$ 4	$ 29
Parent Net Investment [Member]
Increase Decrease Through Transfer To Other Reserve Due To Reorganization Effect	[1]			$ (129,084)

[1]	Parent’s net investment represented the contribution from the immediate holding company to the subsidiaries now comprising the Group prior to a series of group reorganizations (“Reorganization”). The parent’s net investment amounted to HK$129,084 was transferred to other reserve upon the completion of the Reorganization.